Financial assets at fair value through profit or loss - Disclosure Valuation Of The Prepaid Shares Repurchase Instrument Explanatory (Detail) - Prepaid shares repurchase instrument [member]	Dec. 31, 2023 yr USD ($)
Expected volatility [member] | Bottom of range [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs In Valuation Of Prepaid Shares Repurchase Instrument [Line Items]
Significant unobservable input, assets	70.36
Expected volatility [member] | Top of range [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs In Valuation Of Prepaid Shares Repurchase Instrument [Line Items]
Significant unobservable input, assets	75.03
Risk–free interest rate [member] | Bottom of range [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs In Valuation Of Prepaid Shares Repurchase Instrument [Line Items]
Significant unobservable input, assets	5.08
Risk–free interest rate [member] | Top of range [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs In Valuation Of Prepaid Shares Repurchase Instrument [Line Items]
Significant unobservable input, assets	5.24
Bond Maturity [member] | Bottom of range [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs In Valuation Of Prepaid Shares Repurchase Instrument [Line Items]
Significant unobservable input, assets	0.51
Bond Maturity [member] | Top of range [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs In Valuation Of Prepaid Shares Repurchase Instrument [Line Items]
Significant unobservable input, assets	0.68
Weighted average share price [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs In Valuation Of Prepaid Shares Repurchase Instrument [Line Items]
Significant unobservable input, assets | $	1.52